Annual Fund Operating Expenses (Vanguard Massachusetts Tax-Exempt Fund - Investor Shares, Vanguard Massachusetts Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2013
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares | Vanguard Massachusetts Tax-Exempt Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.16%